Note 19 - Subsequent Events (Unaudited)	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Subsequent Events [Text Block]
19 .	Subsequent Events (Unaudited)

Sale of
Data Analytics
business

On November 25, 2015, we completed the sale of substantially all of the assets of our data analytics business, commonly referred to as Campus Labs, to CL NewCo, Inc., (“NewCo”), an affiliate of Leeds Equity Partners, pursuant to the terms of the October 14, 2015 Asset Purchase Agreement between Higher One and NewCo. Pursuant to the terms of the Asset Purchase Agreement, the parties agreed upon a purchase price of $91.0 million, subject to adjustment to reflect changes in certain working capital items prior to the closing. At the closing, the purchase price was reduced by $4.0 million to reflect estimated closing date net working capital.

At the time of closing, (1) we received total cash consideration of approximately $55.2 million, (2) NewCo paid $30 million on our behalf to reduce the amount outstanding under our credit facility, and (3) NewCo placed $1.9 million into an escrow account for potential indemnification claims and a future working capital adjustment.

Sale of Disbursements business

On December 15, 2015, we entered into an Asset Purchase Agreement with Customers Bank (“Bank”) and Customers Bancorp, Inc. (“Bancorp”, and together with Bank, “Customers”), under which Customers agreed to purchase substantially all of the assets and assume certain of the liabilities of our refund disbursement business. Customers is a current bank partner of Higher One. The disbursement business facilitates the distribution of financial aid and other refunds to students through an ACH transfer to any bank account, via paper check or through a direct deposit to a OneAccount, an optional Federal Deposit Insurance Corporation (FDIC)-insured deposit account serviced by Higher One and provided by our bank partners.

Under the terms of the Asset Purchase Agreement, Customers agreed to acquire the disbursement business for an aggregate purchase price of $37 million, payable as follows: $17 million on the closing date and $10 million on each of the first two anniversaries of such date. The Asset Purchase Agreement also includes possible incentive payments during each of the three (3) years beginning in 2017; namely, in the event the annual gross revenue generated by the disbursement business exceeds $75 million, Higher One will receive thirty-five percent of any such excess.

The Asset Purchase Agreement includes customary representations, warranties, indemnities and covenants of the parties. The covenants include, among other things, a requirement that Higher One will conduct its disbursement business in the ordinary course before the closing, and a requirement that Holdings will prepare and file a proxy statement with the Securities and Exchange Commission (the “SEC”) and seek stockholder approval of the transactions contemplated by the Asset Purchase Agreement. Higher One is also obligated to provide certain consulting services to Customers with respect to the disbursement business for a period of two years following the closing. In addition, Higher One has agreed not to compete with Customers in the full-service refund disbursement business, or to solicit Higher One employees offered employment by Customers, for a period of four years following the closing.

Under the terms of the Asset Purchase Agreement, Higher One is prohibited from soliciting or encouraging proposals with respect to alternative business combinations that relate only to the disbursement business, but it may engage in discussions or negotiations relating to unsolicited proposals that may result in a superior proposal for such business. If the Asset Purchase Agreement is terminated in connection with Higher One entering into an alternative agreement, Higher One would be required to pay a termination fee of $1.5 million.

The Asset Purchase Agreement is subject to stockholder and creditor approval, the receipt of certain required third party consents, and other customary closing conditions. The parties intend to close the transaction during the second quarter of 2016, but the Asset Purchase Agreement may be terminated under certain specified circumstances, including if the transactions contemplated by the Asset Purchase Agreement are not consummated by July 1, 2016.

Regulatory Examinations and Other Matters

On December 23, 2015, the Board of Governors of the Federal Reserve System (the “Federal Reserve Board”) issued us an Order to Cease and Desist and Order of Assessment of Civil Money Penalty Issued Upon Consent Pursuant to the Federal Deposit Insurance Act, as Amended (“Fed Order”), related to the Federal Reserve Board matter previously disclosed in the Company’s Form 10-K and Form 10-Q filings. Pursuant to the terms of the Fed Order, we are required to, among other things: (1) continue to take all action necessary to correct all violations previously cited by the Federal Reserve Board and prevent the recurrence of similar violations; (2) submit to the Philadelphia Reserve Bank an acceptable written plan to enhance the consumer compliance risk management program to ensure that our marketing, processing, and servicing of student financial aid-related deposit or loan products or services comply with all consumer protection laws and regulations; (3) deposit $24.0 million into a qualified settlement fund for purposes of providing restitution of certain OneAccount fees to consumers, as provided by the Fed Order, and submit to the Philadelphia Reserve Bank an acceptable written plan to provide for the restitution; and (4) pay a civil money penalty of $2.2 million.

Also on December 23, 2015, the Federal Deposit Insurance Corporation (“FDIC”) issued us a Consent Order, Order for Restitution and Order to Pay Civil Money Penalty (“FDIC Order”) related to the FDIC matter previously disclosed in the Company’s Form 10-K and Form 10-Q filings. Pursuant to the terms of the FDIC Order, we are required to, among other things: (1) continue to correct and eliminate all violations of law previously cited by the FDIC and prevent the recurrence of similar violations; (2) review its Compliance Management System as it relates to its student financial aid-related deposit or loan products and revise, develop and/or implement changes as necessary to ensure such products and services comply with all applicable consumer protection laws; (3) deposit $31.0 million into a segregated deposit account for the purpose of providing restitution of certain OneAccount fees to consumers, as provided by the FDIC Order; and submit to the Regional Director of the FDIC for non-objection a plan to provide restitution; and (4) pay a civil money penalty of $2.2 million. Concurrent to Higher One entering this FDIC Order, the FDIC lifted the August 7, 2012 Consent Order.

As a result of the FDIC Order and Fed Order, we expect to record a total charge of approximately $50.7 million, representing the difference between the total amount of restitution and civil money penalties of $59.4 million and the amount accrued as of December 31, 2014 of $8.75 million. Of the total charge of approximately $50.7 million, we recorded $21.9 million during the quarter ended September 30, 2015.

Labor Class Action

On December 28, 2015, former Higher One Machines, Inc. employee Patricia Hall filed a class action captioned Patricia Hall, individually, and on behalf of others similarly situated v. Higher One Machines, Inc., Higher One, Inc., and Higher One Holdings, Inc., No. 5:15-cv-00670-F, in the United States District Court for the Eastern District of North Carolina. Ms. Hall generally alleges that Higher One, Inc., and the other named defendants, willfully violated the Fair Labor Standards Act and the North Carolina Wage and Hour Act and breached her employment contract for failing to compensate her for her daily breaks and the time it took her to log-on to and sign-off from various databases and systems that she needed to access to perform the functions of her employment.

Ms. Hall seeks to represent a nationwide class and a North Carolina class of current and former hourly home-based customer care agents who worked for Higher One, Inc. at any time from 2012 through 2015. Ms. Hall has not served Higher One, Inc., or the other named defendants, with her complaint, thus, a response has not been filed at this time. We are currently assessing Ms. Hall’s claims. We are unable to predict the outcome of this lawsuit and therefore it cannot determine the likelihood of loss nor estimate a range of possible loss.

Cybersecurity subpoena

In January 2016, the SEC informed us that they had concluded their investigation and, based on the information that the SEC had as of that date, the SEC did not intend to recommend an enforcement action against us.